T. ROWE PRICE Large-Cap Value Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 0.9%
Verizon Communications  711,893 29,871
29,871
Entertainment 0.4%
Walt Disney  117,359 14,360
14,360
Media 2.0%
News, Class A  2,690,883 70,447
70,447
Total Communication Services 114,678
CONSUMER DISCRETIONARY 1.3%
Broadline Retail 0.5%
Kohl's (1) 548,990 16,003
16,003
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands  556,760 28,785
28,785
Total Consumer Discretionary 44,788
CONSUMER STAPLES 9.8%
Beverages 0.7%
Coca-Cola  400,290 24,490
24,490
Consumer Staples Distribution & Retail 1.8%
Walmart  1,063,902 64,015
64,015
Food Products 2.1%
Conagra Brands  1,578,987 46,801
Tyson Foods, Class A  439,865 25,833
72,634
Household Products 2.5%
Colgate-Palmolive  573,141 51,611
Kimberly-Clark  274,238 35,473
87,084
Personal Care Products 1.3%
Kenvue  2,056,620 44,135
44,135

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco 1.4%
Philip Morris International  553,905 50,749
50,749
Total Consumer Staples 343,107
ENERGY 9.0%
Energy Equipment & Services 0.7%
Baker Hughes  759,800 25,453
25,453
Oil, Gas & Consumable Fuels 8.3%
ConocoPhillips  271,965 34,616
EOG Resources  190,400 24,341
EQT  803,334 29,780
Exxon Mobil  521,867 60,662
Suncor Energy  971,500 35,858
TotalEnergies, ADR (1) 1,203,129 82,811
Williams  594,497 23,167
291,235
Total Energy 316,688
FINANCIALS 21.7%
Banks 9.8%
Bank of America  2,278,821 86,413
Citigroup  540,300 34,169
Fifth Third Bancorp  1,161,404 43,216
Huntington Bancshares  2,448,696 34,159
U.S. Bancorp  901,383 40,292
Wells Fargo  1,780,401 103,192
341,441
Capital Markets 1.1%
Charles Schwab  512,900 37,103
37,103
Financial Services 3.5%
Equitable Holdings  1,156,219 43,948
Fiserv (2) 500,110 79,927
123,875
Insurance 7.3%
American International Group  1,032,281 80,693
Chubb  394,974 102,350
Hartford Financial Services Group  716,059 73,790
256,833
Total Financials 759,252

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 16.1%
Health Care Equipment & Supplies 5.7%
Baxter International  1,161,400 49,638
Becton Dickinson & Company  199,687 49,413
Medtronic  624,984 54,467
Solventum (2)(3) 6,696 466
Zimmer Biomet Holdings  339,827 44,850
198,834
Health Care Providers & Services 4.7%
Cigna Group  95,224 34,584
CVS Health  537,693 42,886
Elevance Health  168,636 87,445
164,915
Pharmaceuticals 5.7%
Bristol-Myers Squibb  435,250 23,603
Elanco Animal Health (2) 1,658,585 27,002
Johnson & Johnson  464,113 73,418
Merck  275,966 36,414
Pfizer  839,286 23,290
Viatris  1,283,400 15,324
199,051
Total Health Care 562,800
INDUSTRIALS & BUSINESS SERVICES 14.8%
Aerospace & Defense 3.1%
Boeing (2) 181,800 35,085
L3Harris Technologies  338,206 72,072
107,157
Air Freight & Logistics 0.5%
United Parcel Service, Class B  121,218 18,017
18,017
Ground Transportation 2.1%
Norfolk Southern  160,583 40,928
Union Pacific  128,027 31,485
72,413
Industrial Conglomerates 5.3%
3M  149,500 15,858
General Electric  397,023 69,689
Honeywell International  158,700 32,573
Siemens (EUR)  358,976 68,543
186,663
Machinery 3.1%
Cummins  177,776 52,382

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Stanley Black & Decker  586,300 57,416
109,798
Passenger Airlines 0.7%
Southwest Airlines  788,839 23,026
23,026
Total Industrials & Business Services 517,074
INFORMATION TECHNOLOGY 12.2%
IT Services 0.6%
Accenture, Class A  56,900 19,722
19,722
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials  87,191 17,981
Intel  1,074,300 47,452
QUALCOMM  758,141 128,353
Texas Instruments  125,853 21,925
215,711
Software 1.1%
Microsoft  92,826 39,054
39,054
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics (KRW)  970,215 59,384
Western Digital (2) 1,326,500 90,520
149,904
Total Information Technology 424,391
MATERIALS 2.5%
Chemicals 1.6%
CF Industries Holdings  408,491 33,991
RPM International  200,010 23,791
57,782
Containers & Packaging 0.9%
International Paper  772,855 30,157
30,157
Total Materials 87,939
REAL ESTATE 3.6%
Industrial Real Estate Investment Trusts 0.3%
Rexford Industrial Realty, REIT  182,400 9,175
9,175
Residential Real Estate Investment Trusts 1.6%
AvalonBay Communities, REIT  307,833 57,122
57,122

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 1.7%
Weyerhaeuser, REIT  1,682,055 60,403
60,403
Total Real Estate 126,700
UTILITIES 4.9%
Electric Utilities 2.5%
NextEra Energy  132,999 8,500
Southern  1,114,405 79,947
88,447
Multi-Utilities 2.4%
Ameren  413,363 30,572
Dominion Energy  643,168 31,638
Sempra  318,365 22,868
85,078
Total Utilities 173,525
Total Common Stocks (Cost $2,526,263) 3,470,942
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 34,425,543 34,426
Total Short-Term Investments (Cost $34,426) 34,426
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 44,315,083 44,315
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 44,315
Total Securities Lending Collateral (Cost $44,315) 44,315
Total Investments in Securities 101.5%
(Cost $2,605,004) $ 3,549,683
Other Assets Less Liabilities (1.5)% (53,772)
Net Assets 100.0% $ 3,495,911
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing

T. ROWE PRICE Large-Cap Value Fund

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(3) When-issued security
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 548++
Totals $ —# $ — $ 548+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 137,186  ¤  ¤ $ 78,741
Total $ 78,741^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $548 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $78,741.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,343,015 $ 127,927 $ — $ 3,470,942
Short-Term Investments 34,426 — — 34,426
Securities Lending Collateral 44,315 — — 44,315
Total $ 3,421,756 $ 127,927 $ — $ 3,549,683

T. ROWE PRICE Large-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1233-054Q1 03/24